Employee benefit costs	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Employee benefit costs
3 Employee benefit costs

	Note	2022 £m	2021 £m	2020 £m
Wages and salaries		2,553	2,315	2,277
Social security costs		201	185	194
Other pension and retirement benefit costs	15	133	139	182
Share-based payments - equity and cash-settled	28	85	78	91
		2,972	2,717	2,744
Included within employee benefits costs are expenses in relation to the Group’s restructuring and integration initiatives of £315 million (2021: £160 million; 2020: £91 million), as explained in note 7.
Following a partial buy-out in 2021, in 2022, a second partial buy-out was concluded in the U.S. with approximately US$1.6 billion (£1.3 billion) (2021: US$1.9 billion (£1.4 billion)) of plan liabilities being removed from the balance sheet, resulting in a settlement gain of £16 million (2021: £35 million), which was reported in the income statement, and recognised as an adjusting item.